Note 6 - Other Operating Expenses	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other expenses [text block]
Note 6.	Other Operating Expenses

The table below specifies the nature of other operating expenses.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Hosting	7,344	8,056	7,647
Audit, legal and other advisory services (1)	6,742	10,863	6,579
Software license fees	2,397	1,882	1,782
Rent and other office expenses	4,175	3,318	3,152
Travel	3,903	1,304	542
Other	3,686	2,774	3,101
Total other operating expenses	28,248	28,197	22,802

(1)	Amount in 2020 includes US$3.5 million related to actions taken following a short seller report.